SCHEDULE OF DERIVATIVE LIABILITIES (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Debt Instrument [Line Items]
Balance beginning of period – March 31	$ 759,065	$ 352,402	$ 741,675	$ 352,402	$ 410,042
Derivative liabilities recognized pursuant to issuance of Series B preferred shares (Note 9)	642,417				17,084
Change in fair value of derivative liabilities	(142,830)	442,309		459,699	398,111
Reduction due to preferred shares redeemed				(53,036)	(472,835)
Balance end of period – December 31	1,139,293	741,675	1,139,293	759,065	352,402
Reduction due to preferred shares converted	(119,359)	(53,036)
Convertible Debt [Member]
Debt Instrument [Line Items]
Balance beginning of period – March 31	1,008,216	520,747	351,719	520,747	3,633,856
Derivative liabilities recognized pursuant to issuance of Series B preferred shares (Note 9)				685,417
Change in fair value of derivative liabilities	386,845	27,662		24,174	285,448
Conversion to common shares	39,089	192,794		192,794	3,398,557
Convertible note modification		(53,402)		14,082
Convertible note redemption				(43,410)
Balance end of period – December 31	928,333	351,719	$ 928,333	1,008,216	520,747
Conversion to common shares	(39,089)	(192,794)		$ (192,794)	$ (3,398,557)
New Issuance	1,224,933
End of derivative treatment	$ (1,652,572)	$ (17,979)